Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: October 2008

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Third Amended and Restated Indenture, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Indenture”), and the Second Amended and Restated Asset Pool One Supplement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, and, with respect to the First USA Credit Card Master Trust, the Third Amended and Restated Pooling and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “FUSA Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association and BNY Mellon Trust of Delaware (formerly known as BNYM (Delaware)), as trustee, or, with respect to the Chase Credit Card Master Trust, the Fifth Amended and Restated Pooling and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Chase Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association, as transferor and as servicer, and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee of the Chase Credit Card Master Trust.

2.	Chase Bank USA, National Association is, as of the date hereof, the Transferor, Servicer and Administrator under the Transfer and Servicing Agreement.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

Collateral Certificates:	Beginning Balance	Ending Balance	Highest Invested Amount during the Monthly Period*
First USA Credit Card MT 2002-CC *	15,000,000,000.00	15,000,000,000.00	15,000,000,000.00
Chase Credit Card MT 2004-CC *	3,200,000,000.00	3,200,000,000.00	3,200,000,000.00
Principal Receivables	65,460,140,192.30	64,630,829,730.41
Excess Funding Amount	0.00	0.00

TOTAL	83,660,140,192.30	82,830,829,730.41

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period

	CHASEseries		70,340,000,000.00

	TOTAL		70,340,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period		12,490,829,730.41

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period		2,585,233,189.22

5d.	Asset Pool One Pool Balance for the related Monthly Period		82,830,829,730.41

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period		70,340,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		15,749,829,644.45

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	84.08%	13,242,184,565.36

	TOTAL	84.08%	13,242,184,565.36

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		1,107,010,286.63

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	84.08%	930,755,116.86

	TOTAL	84.08%	930,755,116.86

8a.	The Asset Pool One Servicing Fee for the related Monthly Period		104,575,175.24

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	84.08%	87,925,000.00

	TOTAL	84.08%	87,925,000.00

* Used for allocation purposes.

9a.	The Asset Pool One Default Amount for the related Monthly Period		300,036,456.64

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	84.08%	252,265,467.30

	TOTAL	84.08%	252,265,467.30

10.	The percentage of outstanding balances in Asset Pool One that were delinquent as of the close of business on the last day of the related Monthly Period
	30-59 days		1.06%
	60-89 days		0.76%
	90-119 days		0.64%
	120-149 days		0.51%
	150-179 days		0.46%
	180 or more days		0.00%

	TOTAL		3.43%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date November 13, 2008.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey Vice President